Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000025443 | 31428X106 | FedEx Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000025443 | 008252108 | Affiliated Managers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025443 | 12653C108 | CNX Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000025443 | 31620M106 | Fidelity National Information Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025443 | 487836108 | Kellanova
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025443 | 44891N208 | IAC, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000025443 | 552953101 | MGM Resorts International
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025443 | 577081102 | Mattel, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025443 | BDX85Z1 | CNH Industrial NV
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025443 | 090572207 | Bio-Rad Laboratories, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025443 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025443 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025443 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000025443 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000025443 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000025443 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000025443 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000025443 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000117771 | 31428X106 | FedEx Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000117771 | 008252108 | Affiliated Managers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000117771 | 12653C108 | CNX Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000117771 | 31620M106 | Fidelity National Information Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000117771 | 487836108 | Kellanova
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000117771 | 44891N208 | IAC, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000117771 | BMJ1825 | Exor N.V.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000117771 | B00L2M8 | Millicom International Cellular SA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000117771 | BJDS7L3 | Prosus NV
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000117771 | BCRWZ18 | Compagnie Financiere Richemont S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000117771 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000117771 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000117771 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000117771 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000117771 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000117771 | France
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000117771 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000117771 | United States
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000117771 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000117771 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000117771 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000117771 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000117771 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000117771 | Communications
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000117771 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000117771 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000025445 | BMJ1825 | Exor N.V.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025445 | B00L2M8 | Millicom International Cellular SA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025445 | BJDS7L3 | Prosus NV
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025445 | BCRWZ18 | Compagnie Financiere Richemont S.A.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000025445 | 4058629 | Glanbia PLC
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025445 | 5852842 | Accor SA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000025445 | B7N0K05 | Premier Foods PLC
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000025445 | BK1N461 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025445 | 239254DMY | Gruma, S.A.B. DE C.V.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025445 | BYM4063 | Becle S.A.B. de C.V.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025445 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000025445 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000025445 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025445 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000025445 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025445 | France
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000025445 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000025445 | India
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025445 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000025445 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000025445 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000025445 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000025445 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000025445 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025445 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000025445 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025444 | 12653C108 | CNX Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025444 | 577081102 | Mattel, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025444 | 239254DMY | Gruma, S.A.B. DE C.V.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000025444 | 277461703 | Eastman Kodak Company Convertible Preferred Stock - Series B 4.00%
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000025444 | 96145W103 | Westrock Coffee Company
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000025444 | 384637104 | Graham Holdings Company, Class B
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025444 | 047726302 | Atlanta Braves Holdings, Inc. - Class C
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025444 | 687793109 | Oscar Health, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025444 | 700517105 | Park Hotels & Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025444 | 2339252 | White Mountains Insurance Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000025444 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025444 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000025444 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025444 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000025444 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025444 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000025444 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	17.10%